Capital and Reserves (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure Of Classes Of Share Capital [Abstract]
Schedule of Share Capital and Share Premium
A.	Share Capital and Share Premium
	Ordinary Shares*			Class B Shares*
Particulars	Number	Share capital	Share premium	Number	Share capital	Share premium
Balance as at April 1, 2019	60,303,844	31	668,203	42,638,206	21	1,309,115
Shares issued during the year on exercise of share based awards	312,764	—	8,237	—	—	—
Conversion of class B shares to ordinary shares	2,970,295	1	91,195	(2,970,295)	(1)	(91,195)
Balance as at March 31, 2020	63,586,903	32	767,635	39,667,911	20	1,217,920
Balance as at April 1, 2020	63,586,903	32	767,635	39,667,911	20	1,217,920
Shares issued during the year on exercise of share based awards	1,478,172	1	35,642	—	—	—
Balance as at March 31, 2021	65,065,075	33	803,277	39,667,911	20	1,217,920

*	Par value of USD 0.0005 per share